Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
July 31, 2026
(Unaudited)
Shares Value
COMMON STOCKS — 95.0%
Banks — 8.4%
30,192 ABN AMRO Bank NV(a) ........ $ 1,365,811
72,081 AIB Group Plc ................ 857,305
12,928 Ameris Bancorp ................ 1,127,451
51,451 Banco Bilbao Vizcaya Argentaria SA . 1,442,270
643,863 Banco Bradesco SA - Preference Shares 2,348,525
8,824,482 Banco de Chile ................ 1,838,549
227,051 Banco de Sabadell SA ............ 871,700
217,773 Banco Santander SA ............ 3,097,227
7,627,608 Bank Central Asia Tbk PT ........ 2,673,286
154,757 Bank of America Corp. .......... 9,587,196
22,823 Bank of Montreal .............. 4,094,090
171,691 Barclays Plc ................... 1,180,124
16,024 BNP Paribas SA ............... 2,036,149
75,691 CaixaBank SA ................. 1,099,514
25,231 Canadian Imperial Bank of Commerce 2,988,448
3,085 Capitec Bank Holdings Ltd. ....... 880,876
35,454 Citigroup, Inc. ................ 4,695,882
28,563 Commerzbank AG ............. 1,245,747
51,364 CVB Financial Corp. ............ 1,149,013
32,055 DNB Bank ASA ............... 1,032,126
9,323 Erste Group Bank AG ........... 1,218,732
32,365 First Financial Bancorp .......... 1,094,908
480,726 HDFC Bank Ltd. .............. 3,764,955
296,278 HSBC Holdings Plc ............ 6,309,332
134,639 ING Groep NV ................ 4,731,424
177,257 Intesa Sanpaolo SpA ............ 1,339,941
38,288 Iyogin Holdings, Inc. ............ 861,460
55,136 JP Morgan Chase & Co. ......... 19,396,294
1,354,348 Lloyds Banking Group Plc ........ 2,093,304
239,688 Mitsubishi UFJ Financial Group, Inc. 5,353,791
112,930 NatWest Group Plc ............. 1,065,227
100,910 Oversea-Chinese Banking Corp. Ltd. 2,291,991
53,047 Skandinaviska Enskilda Banken AB -
Class A .................. 1,243,024
15,839 Societe Generale SA ............. 1,488,813
40,053 Standard Chartered Plc .......... 1,184,271
83,388 Sumitomo Mitsui Trust Group, Inc. . 857,452
28,069 Swedbank AB - Class A .......... 1,122,759
13,536 Toronto-Dominion Bank (The) .... 1,622,563
11,973 Truist Financial Corp. ........... 620,680
8,584 WSFS Financial Corp. ........... 688,437
103,960,647
Communication Services — 8.5%
11,200 Alphabet, Inc. - Class A .......... 3,988,656
122,570 Alphabet, Inc. - Class C .......... 43,714,591
2,189 AppLovin Corp. - Class A(b) ...... 866,625
40,596 BCE, Inc. .................... 880,639
9,110 CTS Eventim AG & Co. KGaA .... 614,659
36,023 Deutsche Telekom AG ........... 1,111,706
395,836 ITV Plc ...................... 396,852
17,788 JCDecaux SE ................. 465,995
Shares Value
Communication Services (continued)
51,533 KDDI Corp. .................. $ 949,429
27,191 Live Nation Entertainment, Inc.(b) . 4,734,769
11,261 Match Group, Inc. .............. 443,796
34,702 Meta Platforms, Inc. - Class A ..... 19,318,950
103,115 NetEase, Inc. .................. 2,743,500
54,041 Netflix, Inc.(b) ................ 3,875,280
1,112,670 NTT, Inc. .................... 1,066,510
56,092 Orange SA ................... 1,071,452
25,634 Quebecor, Inc. - Class B ......... 1,186,202
8,523 Reddit, Inc. - Class A(b) ......... 1,198,930
28,699 Rogers Communications, Inc. - Class
B ....................... 971,612
5,037 Space Exploration Technologies Corp.
- Class A(b) ............... 545,860
3,881 Sphere Entertainment Co.(b) ...... 555,953
9,182 Spotify Technology SA(b) ........ 4,590,449
1,104 Swisscom AG ................. 848,365
17,478 Take-Two Interactive Software, Inc.(b) 4,245,756
420,954 Telstra Group Ltd. .............. 1,486,125
68,378 Verizon Communications, Inc. ..... 3,200,774
105,073,435
Consumer Discretionary — 8.8%
13,602 Academy Sports & Outdoors, Inc. .. 645,415
5,169 Acushnet Holdings Corp. ......... 523,465
7,334 Advance Auto Parts, Inc. ......... 407,330
66,230 Aisin Corp. ................... 913,094
134,739 Amazon.com, Inc.(b) ............ 36,592,418
4,812 Aumovio SE(b) ................ 222,185
15,688 Avolta AG .................... 941,818
6,232 BJ's Restaurants, Inc.(b) .......... 421,345
4,039 Boot Barn Holdings, Inc.(b) ....... 601,771
38,060 Bridgestone Corp. .............. 939,908
3,351 Brinker International, Inc.(b) ...... 716,109
17,115 Carvana Co.(b) ................ 1,067,291
1,124 Cavco Industries, Inc.(b) ......... 614,862
4,561,322 China Meidong Auto Holdings Ltd.(b)
(c) ...................... 229,013
9,624 Continental AG ............... 800,363
27,971 Dollarama, Inc. ................ 3,810,409
26,480 DoorDash , Inc. - Class A(b) ....... 5,194,317
134,499 Gestamp Automocion SA(a)(d) .... 453,989
9,957 Hilton Worldwide Holdings, Inc. ... 3,191,119
6,719 Home Depot, Inc. (The) ......... 2,230,439
14,209 HUGO BOSS AG ............. 623,974
32,710 Inchcape Plc .................. 370,199
23,338 Industria de Diseno Textil SA ...... 1,523,123
3,079 Installed Building Products, Inc. .... 686,432
385,698 JD Sports Fashion Plc ........... 467,621
59,813 Kingfisher Plc ................. 249,536
8,015 Kontoor Brands, Inc. ............ 671,176
22,644 Laureate Education, Inc.(b) ....... 867,492
14,957 Life Time Group Holdings, Inc.(b) .. 674,561

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
Consumer Discretionary (continued)
16,715 Magna International, Inc. ........ $ 1,146,328
61,937 Mahindra & Mahindra Ltd. ....... 2,205,430
40,800 MakeMyTrip Ltd.(b) ............ 2,323,560
74,004 Mazda Motor Corp. ............ 539,533
15,871 McDonald's Corp. .............. 4,295,327
169,771 Meituan - B Shares(a)(b)(d) ....... 2,004,398
835 MercadoLibre , Inc.(b) ........... 1,568,088
25,318 Midea Group Co. Ltd. - H Shares .. 320,773
35,128 Moncler SpA .................. 1,998,038
1,796 Murphy USA, Inc. .............. 1,091,537
32,278 On Holding AG - Class A(b) ...... 1,169,755
43,747 OneSpaWorld Holdings Ltd. ...... 1,126,923
134,036 Panasonic Holdings Corp. ........ 3,544,242
7,438 Patrick Industries, Inc. ........... 614,007
10,727 Phinia , Inc. ................... 789,400
1,254 Royal Caribbean Cruises Ltd. ...... 399,148
123,570 Sony Group Corp. .............. 2,887,692
16,223 Tesla, Inc.(b) .................. 5,048,760
15,456 Texas Roadhouse, Inc. ........... 3,175,281
29,510 Tokai Rika Co. Ltd. ............. 581,923
47,260 Trip.com Group Ltd.(b) .......... 2,214,154
12,095 Viking Holdings Ltd.(b) ......... 1,262,113
21,746 Warby Parker, Inc. - Class A(b) ..... 580,401
22,108 Wesfarmers Ltd. ............... 1,384,742
108,922,327
Consumer Staples — 5.4%
17,030 Alimentation Couche-Tard, Inc. .... 1,105,611
104,867 Bid Corp. Ltd. ................. 2,876,676
18,979 BJ's Wholesale Club Holdings, Inc.(b) 1,855,767
24,835 Carrefour SA .................. 455,772
4,654 Chefs' Warehouse, Inc. (The)(b) .... 536,839
18,433 Coca-Cola Co. (The) ............ 1,614,546
33,126 Coca-Cola Europacific Partners Plc . 3,625,972
8,447 Costco Wholesale Corp. ......... 8,040,615
280,712 Fomento Economico Mexicano SAB
de CV - Units ............. 3,597,334
663,409 Foshan Haitian Flavouring & Food
Co. Ltd. - H Shares ......... 2,778,415
7,659 Interparfums , Inc. .............. 953,928
62,607 Japan Tobacco, Inc. ............. 2,791,452
129,597 Jeronimo Martins SGPS SA ....... 2,599,055
126,486 Kenvue , Inc. .................. 2,433,591
22,442 Koninklijke Ahold Delhaize NV .... 887,695
25,085 Loblaw Cos. Ltd. ............... 1,177,618
29,522 Mama's Creations, Inc.(b) ........ 544,090
34,038 Mowi ASA ................... 728,932
6,825 PepsiCo, Inc. .................. 952,497
10,811 Philip Morris International, Inc. .... 2,062,955
5,462 PriceSmart , Inc. ................ 1,059,136
8,462 Procter & Gamble Co. (The) ...... 1,222,674
745,243 Raia Drogasil SA ............... 2,731,546
93,220 Shoprite Holdings Ltd. .......... 1,621,373
Shares Value
Consumer Staples (continued)
334,148 Sonae SGPS SA ................ $ 784,902
168,878 Tesco Plc ..................... 1,111,582
218,044 Unicharm Corp. ............... 1,383,044
60,661 Unilever Plc .................. 3,859,713
2,523,250 Uni-President China Holdings Ltd. . 2,427,094
35,741 US Foods Holding Corp.(b) ....... 3,595,187
5,314 Vita Coco Co., Inc. (The)(b) ...... 350,405
44,024 Walmart, Inc. ................. 4,895,469
66,661,485
Energy — 3.2%
23,148 Aker BP ASA .................. 825,328
15,022 Archrock , Inc. ................. 537,187
51,817 Baker Hughes Co. .............. 3,134,410
13,509 Cactus, Inc. - Class A ............ 878,220
40,558 Chevron Corp. ................ 7,983,031
28,110 ConocoPhillips ................ 3,386,693
33,478 Eni SpA ..................... 931,247
29,242 ExxonMobil Holdings Corp. ...... 4,545,377
36,063 Inpex Corp. ................... 831,204
99,377 Kinder Morgan, Inc. ............ 3,197,952
35,987 Magnolia Oil & Gas Corp. - Class A 925,226
7,924 Marathon Petroleum Corp. ....... 2,507,708
13,136 Oceaneering International, Inc.(b) .. 640,774
10,283 OMV AG .................... 751,947
8,256 Par Pacific Holdings, Inc.(b) ....... 710,264
48,453 Patterson-UTI Energy, Inc. ....... 507,787
46,192 Repsol SA .................... 1,409,828
20,815 Shell Plc ..................... 952,738
28,332 SM Energy Co. ................ 921,357
8,352 Solaris Energy Infrastructure, Inc. ... 429,376
39,107 Tenaris SA .................... 1,121,965
3,440 Valero Energy Corp. ............ 1,076,376
24,604 Williams Cos, Inc. (The) ......... 1,760,170
39,966,165
Financial Services — 5.7%
27,744 3i Group Plc .................. 1,068,083
1,034 Adyen NV(a)(b)(d) ............. 1,051,802
16,711 Ares Management Corp. - Class A .. 2,140,512
14,159 Banca IFIS SpA ................ 241,095
43,207 Banca Mediolanum SpA ......... 1,157,730
4,017 Berkshire Hathaway, Inc. - Class B(b) 2,054,856
50,193 Brookfield Corp. ............... 2,134,708
33,290 Capital One Financial Corp. ...... 6,957,943
2,347 Corpay , Inc.(b) ................ 896,812
65,607 Daiwa Securities Group, Inc. ...... 733,922
4,370 Enova International, Inc.(b) ....... 1,110,592
10,932 FB Financial Corp. ............. 660,074
14,506 FirstCash Holdings, Inc. ......... 2,959,369
22,656 HA Sustainable Infrastructure Capital,
Inc. ..................... 857,983
46,353 Interactive Brokers Group, Inc. - Class
A ...................... 4,078,601

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
Financial Services (continued)
30,082 Intercontinental Exchange, Inc. .... $ 4,586,903
110,805 Investor AB - Class B ............ 4,786,540
9,547 Jackson Financial, Inc. - Class A .... 1,167,407
26,549 London Stock Exchange Group Plc . 2,986,564
12,003 Moelis & Co. - Class A .......... 805,161
14,234 Morgan Stanley ................ 2,995,118
4,534 MSCI, Inc. ................... 2,594,536
26,378 Nasdaq, Inc. .................. 2,484,544
32,736 ORIX Corp. .................. 1,321,204
54,845 OSB Group Plc ................ 412,872
8,754 Piper Sandler Cos. .............. 663,553
14,926 Renasant Corp. ................ 650,326
58,345 Singapore Exchange Ltd. ......... 1,112,301
7,849 StoneX Group, Inc.(b) ........... 600,998
23,370 Tradeweb Markets, Inc. - Class A ... 2,348,685
87,293 UBS Group AG ................ 4,614,103
20,868 Visa, Inc. - Class A ............. 7,640,401
36,190 WisdomTree, Inc. .............. 701,000
70,576,298
Health Care — 8.4%
38,271 Abbott Laboratories ............. 4,045,245
35,719 AbbVie, Inc. .................. 8,963,326
3,710 Agilent Technologies, Inc. ........ 513,353
4,357 Argenx SE - ADR(b) ............ 3,720,094
109,071 Astellas Pharma, Inc. ............ 1,498,069
15,093 Axogen , Inc.(b) ................ 637,076
7,591 BrightSpring Health Services, Inc.(b) 453,259
11,877 Cardinal Health, Inc. ............ 2,732,066
21,792 Cencora , Inc. ................. 6,784,721
23,709 CVS Health Corp. .............. 2,475,931
199,882 Dr Reddy's Laboratories Ltd. ...... 2,398,128
11,444 Eli Lilly & Co. ................ 13,147,325
17,611 Fresenius SE & Co. KGaA ........ 905,157
11,592 Galderma Group AG ............ 2,522,552
19,795 Gilead Sciences, Inc. ............ 2,577,507
2,881 Glaukos Corp.(b) .............. 480,320
82,262 GSK Plc ..................... 2,139,047
21,833 Guardian Pharmacy Services, Inc. -
Class A(b) ................ 863,058
3,754 IDEXX Laboratories, Inc.(b) ...... 2,098,749
5,448 Intuitive Surgical, Inc.(b) ......... 1,924,942
4,273 Johnson & Johnson ............. 1,095,384
9,537 Labcorp Holdings, Inc. .......... 2,948,840
8,552 LeMaitre Vascular, Inc. .......... 866,489
3,644 Ligand Pharmaceuticals, Inc.(b) .... 1,047,796
4,196 Lonza Group AG ............... 2,924,521
68,062 Medline, Inc. - Class A(b) ........ 2,673,475
4,081 Medpace Holdings, Inc.(b) ....... 2,355,186
31,796 Medtronic Plc ................. 2,715,060
13,139 Merck & Co., Inc. .............. 1,710,698
7,254 Merck KGaA .................. 1,198,856
65,652 Neogen Corp.(b) ............... 790,450
Shares Value
Health Care (continued)
33,097 Novartis AG .................. $ 5,176,103
72,949 Pfizer, Inc. .................... 1,824,454
5,249 Pro Medicus Ltd. ............... 597,121
18,224 RadNet , Inc.(b) ................ 1,162,327
5,419 Roche Holding AG ............. 2,368,604
39,765 Santen Pharmaceutical Co. Ltd. .... 469,474
31,827 Ship Healthcare Holdings, Inc. ..... 509,868
14,848 STERIS Plc ................... 3,391,283
14,292 Straumann Holding AG .......... 1,769,925
81,772 Teva Pharmaceutical Industries Ltd. -
ADR(b) .................. 2,862,838
5,806 UnitedHealth Group, Inc. ........ 2,406,006
103,744,683
Industrials — 13.3%
5,482 AAR Corp.(b) ................. 767,699
26,467 ABB Ltd. .................... 2,611,206
7,282 AMETEK, Inc. ................ 1,760,132
11,253 ANDRITZ AG ................ 1,060,008
59,561 API Group Corp.(b) ............ 2,363,381
1,988 Applied Industrial Technologies, Inc. 686,277
16,551 ATI, Inc.(b) ................... 3,102,319
61,184 Atlas Copco AB - Class A ......... 1,292,807
4,071 Axon Enterprise, Inc.(b) .......... 2,148,511
70,704 Balfour Beatty Plc .............. 824,249
8,832 Bloom Energy Corp. - Class A(b) ... 1,817,714
5,796 Boeing Co. (The)(b) ............ 1,252,747
62,092 Brambles Ltd. ................. 852,381
8,587 Brenntag SE .................. 605,525
76,896 BrightView Holdings, Inc.(b) ...... 1,002,724
10,338 Builders FirstSource , Inc.(b) ....... 686,857
13,432 Bunzl Plc .................... 506,885
6,205 BWX Technologies, Inc. .......... 1,046,784
19,554 Canadian National Railway Co. .... 2,486,358
43,208 Canadian Pacific Kansas City Ltd. .. 3,837,971
9,122 Carlisle Cos., Inc. .............. 3,283,190
3,556 Carpenter Technology Corp. ...... 1,847,911
9,572 Casella Waste Systems, Inc. - Class
A(b) .................... 858,704
5,985 Caterpillar, Inc. ................ 4,876,638
6,446 CECO Environmental Corp.(b) .... 424,727
40,287 Central Japan Railway Co. ........ 1,002,536
11,058 Clean Harbors, Inc.(b) ........... 3,459,827
1,242 Comfort Systems USA, Inc. ....... 2,148,275
13,849 COMSYS Holdings Corp. ........ 454,573
8,985 Construction Partners, Inc. - Class
A(b) .................... 928,600
31,169 Core & Main, Inc. - Class A(b) .... 1,370,501
5,914 Crane Co. .................... 1,262,402
4,946 Daikin Industries Ltd. ........... 716,452
1,637 Deere & Co. .................. 970,201
53,426 Deutsche Post AG .............. 3,568,953
82,882 easyJet Plc .................... 705,618

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
Industrials (continued)
6,102 Eaton Corp. Plc ................ $ 2,533,550
5,777 Eiffage SA .................... 821,083
3,659 Enpro , Inc. ................... 1,148,633
45,027 Epiroc AB - Class A ............. 1,154,341
20,401 Esab Corp. ................... 1,765,299
1,291 ESCO Technologies, Inc. ......... 407,039
8,560 Federal Signal Corp. ............ 1,069,572
8,927 FedEx Corp. .................. 2,744,160
14,192 Finning International, Inc. ........ 940,498
3,587 GE Vernova , Inc. ............... 3,552,170
1,577 Geberit AG ................... 1,039,086
9,686 Griffon Corp. ................. 834,643
23,716 Hitachi Construction Machinery Co.
Ltd. ..................... 790,461
24,788 Howmet Aerospace, Inc. ......... 6,996,661
194,525 International Consolidated Airlines
Group SA ................ 1,136,311
17,461 ISS A/S ...................... 773,895
6,383 ITT, Inc. ..................... 1,250,940
39,674 Japan Airlines Co. Ltd. .......... 731,769
18,559 Jardine Matheson Holdings Ltd. .... 1,232,595
6,795 JB Hunt Transport Services, Inc. ... 1,846,541
30,902 JET2 Plc ..................... 641,342
26,968 JGC Holdings Corp. ............ 377,179
19,240 Keller Group Plc ............... 786,377
48,384 Komatsu Ltd. ................. 2,099,394
9,096 Kone Oyj - Class B ............. 524,812
32,810 Leonardo DRS, Inc. ............ 1,510,901
19,211 Makita Corp. ................. 618,794
34,883 Marten Transport Ltd. ........... 515,920
3,380 MasTec , Inc.(b) ................ 889,278
4,056 Matson, Inc. .................. 821,705
11,965 Mercury Systems, Inc.(b) ......... 1,161,802
23,278 MINEBEA MITSUMI, Inc. ...... 530,136
10,952 Morgan Sindall Group Plc ........ 659,031
4,588 Northrop Grumman Corp. ....... 2,488,898
9,274 nVent Electric Plc .............. 1,426,619
20,713 Openlane , Inc.(b) .............. 823,549
51,389 Peab AB - Class B .............. 509,032
14,932 Prysmian SpA ................. 2,060,516
4,700 Quanta Services, Inc. ............ 3,136,592
3,749 RBC Bearings, Inc.(b) ........... 2,066,861
18,576 Recruit Holdings Co. Ltd. ........ 1,469,005
10,668 Regal Rexnord Corp. ............ 2,189,394
14,904 RELX Plc .................... 524,203
15,166 Republic Services, Inc. ........... 3,193,201
17,796 ROCKWOOL A/S - Class B ...... 568,601
27,064 Rollins, Inc. .................. 1,027,620
7,395 Saia, Inc.(b) ................... 2,570,724
33,941 Sandvik AB ................... 1,269,215
11,727 Schneider Electric SE ............ 3,940,103
7,254 SGS SA ...................... 859,573
19,266 Skanska AB - Class B ............ 540,609
Shares Value
Industrials (continued)
30,041 SKF AB - Class B .............. $ 813,127
14,292 Stadler Rail AG ................ 433,993
88,244 StandardAero, Inc.(b) ........... 2,586,432
57,371 Techtronic Industries Co. Ltd. ..... 963,830
7,727 TFI International, Inc. ........... 1,043,918
32,749 Toyota Tsusho Corp. ............ 1,359,259
22,438 TransUnion ................... 1,764,076
27,282 UL Solutions, Inc. - Class A ....... 2,500,123
6,799 Union Pacific Corp. ............. 1,986,192
681 United Rentals, Inc. ............. 734,976
24,124 Vestas Wind Systems A/S ......... 649,357
22,389 Vestis Corp.(b) ................ 323,745
52,539 Vesuvius Plc .................. 262,748
5,921 Vinci SA ..................... 836,003
27,438 Volvo AB - Class B ............. 1,049,551
22,707 Wartsila Oyj Abp ............... 770,047
935 Waste Management, Inc. ......... 211,824
212,730 WEG SA ..................... 1,990,849
10,220 Westinghouse Air Brake Technologies
Corp. ................... 2,972,589
23,628 XPO, Inc.(b) .................. 4,748,519
21,415 Xylem, Inc. ................... 2,504,913
163,667,947
Information Technology — 26.1%
11,731 A10 Networks, Inc. ............. 346,886
15,252 Advanced Micro Devices, Inc.(b) ... 7,262,240
4,026 Agilysys, Inc.(b) ................ 423,374
2,519 Alten SA ..................... 219,061
38,564 Anritsu Corp. ................. 842,824
150,792 Apple, Inc. ................... 46,581,157
27,802 Applied Materials, Inc. ........... 14,114,241
2,342 ARM Holdings Plc - ADR(b) ...... 561,354
1,624 ASM International NV .......... 1,504,066
7,271 ASML Holding NV ............. 11,982,212
2,898 Bel Fuse, Inc. - Class B .......... 788,169
29,189 Bentley Systems, Inc. - Class B ..... 1,034,458
58,915 Broadcom, Inc. ................ 22,934,431
8,021 Cadence Design Systems, Inc.(b) ... 2,727,300
4,033 Capgemini SE ................. 479,365
12,931 CGI, Inc. .................... 946,499
55,581 Cisco Systems, Inc. ............. 6,446,840
16,728 Clear Secure, Inc. - Class A ....... 924,055
7,167 Cloudflare, Inc. - Class A(b) ....... 1,999,450
3,096 Coherent Corp.(b) .............. 813,907
7,290 Corning, Inc. ................. 1,007,843
10,466 Crowdstrike Holdings, Inc. - Class
A(b) .................... 1,997,541
3,887 Datadog, Inc. - Class A(b) ........ 1,041,599
26,906 Delta Electronics, Inc. ........... 1,323,711
10,620 Diodes, Inc.(b) ................ 874,238
7,941 Enphase Energy, Inc.(b) .......... 298,105
6,591 Entegris , Inc. .................. 784,659

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Shares Value
Information Technology (continued)
20,031 EPAM Systems, Inc.(b) .......... $ 2,114,472
10,581 FormFactor , Inc.(b) ............. 1,123,702
13,495 Fortinet, Inc.(b) ................ 2,185,515
25,075 FUJIFILM Holdings Corp. ....... 590,257
36,786 Fujitsu Ltd. ................... 847,891
32,627 GLOBALFOUNDRIES, Inc. ..... 1,631,024
5,941 Horiba Ltd. ................... 932,448
15,982 Infineon Technologies AG ........ 1,146,926
141,742 Infosys Ltd. ................... 1,683,761
82,241 Intel Corp.(b) ................. 7,418,138
3,267 InterDigital , Inc. ............... 995,863
32,472 Japan Material Co. Ltd. .......... 446,563
19,291 Kaga Electronics Co. Ltd. ........ 560,267
10,750 Keyence Corp. ................. 5,392,061
9,517 Keysight Technologies, Inc.(b) ..... 3,036,684
14,607 KLA Corp. ................... 2,670,452
11,059 Lam Research Corp. ............ 3,240,508
1,076 Lumentum Holdings, Inc.(b) ...... 768,199
7,726 MACOM Technology Solutions
Holdings, Inc.(b) ........... 1,942,625
7,243 Manhattan Associates, Inc.(b) ..... 1,386,020
3,565 Micron Technology, Inc. ......... 2,934,102
84,937 Microsoft Corp. ............... 39,471,923
17,382 Mitek Systems, Inc.(b) ........... 290,279
13,851 Napco Security Technologies, Inc. .. 513,595
5,337 Novanta, Inc.(b) ............... 760,789
324,147 NVIDIA Corp. ................ 65,072,510
20,183 Omron Corp. ................. 674,908
2,754 Onto Innovation, Inc.(b) ......... 712,129
9,525 Palantir Technologies, Inc. - Class A(b) 1,172,147
6,525 Palo Alto Networks, Inc.(b) ....... 2,165,191
9,705 Q2 Holdings, Inc.(b) ............ 590,743
8,620 QUALCOMM, Inc. ............ 1,272,398
8,826 Ralliant Corp. ................. 576,956
13,689 Rambus, Inc.(b) ............... 1,246,110
33,171 Samsara, Inc. - Class A(b) ........ 1,236,283
15,462 Samsung Electronics Co. Ltd. ..... 2,691,236
37,622 SCREEN Holdings Co. Ltd. ...... 2,869,981
2,422 Seagate Technology Holdings Plc ... 2,073,547
14,910 Shopify, Inc. - Class A(b) ......... 1,746,707
14,471 SK hynix , Inc. - ADR(b) ......... 2,079,917
1,486 Sopra Steria Group ............. 315,421
185,102 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 13,691,121
4,789 TE Connectivity Plc ............ 985,049
101,332 Telefonaktiebolaget LM Ericsson -
Class B .................. 996,771
9,398 Texas Instruments, Inc. .......... 2,591,405
232,773 TOTVS SA ................... 1,429,475
10,551 Ulvac , Inc. ................... 556,478
7,036 Viasat , Inc.(b) ................. 541,280
321,631,412
Shares Value
Insurance — 1.4%
60,950 Aegon Ltd. ................... $ 579,233
249,542 AIA Group Ltd. ................ 2,515,608
5,258 Allianz SE .................... 2,619,023
8,878 ASR Nederland NV ............. 725,838
27,154 AXA SA ..................... 1,407,382
59,192 Daiichi Life Group, Inc. .......... 713,700
37,858 Generali ..................... 1,918,607
188,650 Mapfre SA .................... 964,645
27,640 MetLife, Inc. .................. 2,657,033
9,473 NN Group NV ................ 892,936
5,897 Palomar Holdings, Inc.(b) ........ 788,960
2,243 Prudential Financial, Inc. ......... 273,825
36,540 Unipol Assicurazioni SpA ......... 1,143,318
17,200,108
Materials — 2.5%
29,007 Acerinox SA .................. 584,070
10,756 Bekaert SA ................... 494,310
56,138 BHP Group Ltd. ............... 2,366,248
21,561 Boliden AB ................... 1,084,898
66,160 Breedon Group Plc ............. 296,231
18,012 CRH Plc ..................... 1,711,320
5,744 Eastman Chemical Co. .......... 401,793
40,369 Fortescue Ltd. ................. 523,839
18,234 Freeport-McMoRan, Inc. ......... 1,141,995
10,757 Heidelberg Materials AG ......... 2,002,577
10,045 Holcim AG ................... 912,329
11,241 Ingevity Corp.(b) ............... 821,830
80,156 International Paper Co. .......... 3,272,769
3,199 Kaiser Aluminum Corp. .......... 510,816
6,590 Linde Plc .................... 3,152,524
16,172 Lintec Corp. .................. 619,959
44,401 Nippon Kayaku Co. Ltd. ......... 533,572
65,839 Norsk Hydro ASA .............. 607,301
27,528 Perimeter Solutions, Inc.(b) ....... 842,632
9,619 Rio Tinto Plc .................. 934,675
22,707 Shin-Etsu Chemical Co. Ltd. ...... 809,508
256,126 South32 Ltd. .................. 816,556
115,298 SSAB AB - Class A ............. 1,213,841
7,836 Steel Dynamics, Inc. ............ 1,968,873
20,789 Tokuyama Corp. ............... 487,638
7,287 Vicat SACA ................... 551,651
22,869 voestalpine AG ................ 1,191,251
4,447 Wacker Chemie AG(b) .......... 455,481
30,310,487
Real Estate — 1.3%
1,360 American Tower Corp. REIT ...... 235,770
451,628 CapitaLand Integrated Commercial
Trust REIT ............... 876,492
32,157 Curbline Properties Corp. REIT .... 985,291
25,508 Daiwa House Industry Co. Ltd. .... 749,082
43,116 Macerich Co. (The) REIT ........ 1,114,117
28,089 Outfront Media, Inc. REIT ....... 895,196

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
The following abbreviations are used in the report:
Shares Value
Real Estate (continued)
23,441 Prologis, Inc. REIT ............. $ 3,389,803
10,577 Ryman Hospitality Properties, Inc.
REIT ................... 1,413,616
11,194 Simon Property Group, Inc. REIT .. 2,567,568
67,555 Sun Hung Kai Properties Ltd. ..... 1,060,266
17,408 Terreno Realty Corp. REIT ....... 1,247,283
5,346 Welltower, Inc. REIT ............ 1,253,316
15,787,800
Utilities — 2.0%
32,004 Ameren Corp. ................. 3,507,958
24,248 American Electric Power Co., Inc. .. 3,100,107
7,043 American States Water Co. ........ 603,163
11,305 Clearway Energy, Inc. - Class C .... 358,708
12,119 Duke Energy Corp. ............. 1,520,086
21,761 Endesa SA .................... 1,059,651
134,065 NextEra Energy, Inc. ............ 11,652,930
6,229 NRG Energy, Inc. .............. 836,492
9,617 Rubis SCA ................... 371,770
16,127 WEC Energy Group, Inc. ........ 1,764,616
24,775,481
Total Common Stocks
(Cost $988,139,642)
1,172,278,275
EXCHANGE-TRADED FUNDS
(e)
— 2.6%
5,609 First Trust NYSE Arca Biotechnology
Index Fund ............... 1,374,541
10,798 iShares Core S&P Small-Cap ETF .. 1,570,677
20,119 iShares Expanded Tech-Software Sector
ETF .................... 1,902,855
75,317 iShares MSCI EAFE ETF ........ 7,951,969
25,523 iShares MSCI Japan ETF ......... 2,358,070
142,059 Roundhill Memory ETF ......... 7,155,512
19,973 State Street SPDR S&P Biotech ETF 2,936,231
10,469 State Street SPDR S&P Oil & Gas
Exploration & Production ETF 1,857,201
42,781 State Street SPDR S&P Regional
Banking ETF .............. 3,253,923
44,158 State Street Utilities Select Sector
SPDR ETF ............... 1,958,407
Total Exchange-Traded Funds
(Cost $30,472,557)
32,319,386
Shares Value
INVESTMENT COMPANY — 2.3%
28,809,100 Federated Hermes U.S. Treasury Cash
Reserves, Premier Class, 3.62%(f) $ 28,809,100
Total Investment Company
(Cost $28,809,100)
28,809,100
TOTAL INVESTMENTS — 99.9%
(Cost $1,047,421,299)
$ 1,233,406,761
OTHER ASSETS IN EXCESS OF
LIABILITIES — 0.1%
1,595,233
NET ASSETS — 100.0%
$ 1,235,001,994
(a) Security offered and sold outside of the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933.
(b) Non-income producing security.
(c) These securities have been determined to be illiquid in accordance with procedures adopted by the Fund’s Board of Directors.
(d) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors except as indicated in (b).
(e) A copy of the underlying funds’ financial statements is available upon request.
(f) The rate shown represents the current yield as of July 31, 2026.
ADR — American Depositary Receipt
ETF — Exchange-Traded Fund
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country: Value
Value as a
percentage of
Net Assets
United States ................. $ 797,159,216 64.6%
Japan ...................... 55,809,966 4.5
United Kingdom .............. 38,738,680 3.1
Canada ..................... 32,120,179 2.6
Switzerland .................. 28,191,933 2.3
Netherlands .................. 27,441,111 2.2
Sweden ..................... 21,666,964 1.8
Germany .................... 17,121,132 1.4
Taiwan ..................... 15,014,832 1.2
France ...................... 14,460,020 1.2

Old Westbury Funds, Inc.
Total Equity Fund
Portfolio of Investments
- (Continued)

July 31, 2026
(Unaudited)
Country: Value
Value as a
percentage of
Net Assets
Spain ...................... $ 12,506,017 1.0%
India ....................... 12,375,834 1.0
Italy ....................... 10,790,492 0.9
China ...................... 10,503,193 0.9
Ireland ..................... 8,802,284 0.7
Brazil ...................... 8,500,395 0.7
Australia .................... 8,027,012 0.6
Singapore ................... 6,494,938 0.5
Hong Kong .................. 5,772,299 0.5
South Africa ................. 5,378,925 0.5
South Korea ................. 4,771,153 0.4
Austria ..................... 4,221,938 0.3
Mexico ..................... 3,597,334 0.3
Portugal .................... 3,383,957 0.3
Norway ..................... 3,193,687 0.3
Israel ....................... 2,862,838 0.2
Indonesia ................... 2,673,286 0.2
Denmark ................... 1,991,853 0.2
Chile ...................... 1,838,549 0.1
Uruguay .................... 1,568,088 0.1
Finland ..................... 1,294,859 0.1
Bermuda .................... 1,262,113 0.1
Bahamas .................... 1,126,923 0.1
Luxembourg ................. 1,121,965 0.1
Belgium .................... 494,310 0.0 *
Other
**
..................... 62,723,719 5.0
$ 1,235,001,994 100.0%
* Represents less than 0.05% of net assets.
** Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.